Warrants (Tables)	6 Months Ended
Jan. 31, 2023
Class of Warrant or Right [Line Items]
Details of Predecessor Warrants	Details of the Predecessor Warrants are as follows:

Underlying Predecessor Security	Predecessor Warrants Outstanding on August 3, 2022	Converted to Warrants to Purchase ZeroFox Holdings, Inc. Common Stock	As Converted Exercise Price per Warrant	Shares of ZeroFox Holdings, Inc. Common Stock following Net Exercise
Series A	124,903	71,514	$2.24	66,068
Series B	146,341	83,788	$2.87	75,585
Common	1,924,790	551,022	$0.70	524,236
Series E	268,521	153,741	$6.50	119,018

		860,065		784,907

The table below illustrates the fair value estimate for each set of Predecessor Warrants:

Underlying Predecessor Security	As Converted Exercise Price per Warrant	Converted to Warrants to Purchase ZeroFox Holdings, Inc. Common Stock	Estimated Fair Value per Warrant	Aggregate Estimated Fair Value (in thousands)
Series A	$2.24	71,514	$8.71	$623
Series B	$2.87	83,788	$8.08	677
Common	$0.70	551,022	$10.25	5,648
Series E	$6.50	153,741	$4.45	684

		860,065		$7,632

Summary of Assumptions Used in Estimating Fair Values of Warrants	The table below documents the Monte Carlo assumptions, inputs, and the fair value results at each balance sheet date:

	January 31, 2023	August 3, 2022
Per Share Price of Company Common Stock	$3.62	$10.95
Annual Equity Volatility	65.00%	50.00%
Risk-Free Rate of Return	3.70%	2.86%

Fair Value per Share Tranche I	$2.12	$10.06
Fair Value per Share Tranche II	$1.88	$9.32
Fair Value per Share Tranche III	$1.67	$8.63
Aggregate Fair Value (in thousands)	$2,445	$12,079

Summary of Assumptions Used in Estimating Fair Values of Warrants	The assumptions used in estimating the fair values of the Predecessor’s warrants at issuance are as follows:

	At Issuance
Assumptions	Series E Warrants	Series C-1 Warrants	Common Warrants	Series B Warrants	Series A Warrants
Initial Valuation Date:	February 10, 2022, December 8, 2021 & January 27, 2021	June 26, 2019	June 1, 2017	September 1, 2016	May 22, 2015
Exercise price of the warrant	$1.86205	$1.23390	$0.20000	$0.82200	$0.64050
Expected term of the warrant (in years)	10.0	10.0	10.0	10.0	10.0
Price of the underlying share - stay private	$2.20 - $3.79	$1.25	$0.20	$0.82	$0.74
Volatility	36.38% - 40.64%	51.90%	60.00%	60.41%	66.74%
Risk-free rate	0.87% - 2.03%	2.05%	2.21%	1.57%	2.21%

PWERM Method [Member]
Class of Warrant or Right [Line Items]
Summary of Assumptions Used in Estimating Fair Values of Warrants
The assumptions used in estimating the fair values of the Predecessor Warrants as of January 31, 2022, the final balance sheet presented that utilized the Predecessor’s PWERM method, are as follows:

	January 31, 2022
Assumptions	Series E Warrants	Series C-1 Warrants	Common Warrants	Series B Warrants	Series A Warrants
Exercise price of the warrant	$1.86205	$1.23390	$0.20000	$0.82200	$0.64050
Price of the underlying share - stay private	$2.94	$2.76	$1.85	$3.70	$3.70
Volatility	36.71%	36.95%	38.11%	39.30%	44.69%
Risk-free rate	1.78%	1.77%	1.64%	1.57%	1.42%
Price of the underlying share after conversion	$5.64	$5.64	$2.82	$5.64	$5.64
Expected term of the warrant (in years)	0.4 - 9.9	0.4 - 8.2	0.4 - 5.3	0.4 - 4.6	0.4 - 3.3
Fair value	$3.20	$3.71	$2.21	$4.05	$4.21
Number of warrants	912,972	648,350	1,924,790	146,341	124,903
Liability (in thousands)	$2,922	$2,408	$4,260	$593	$526